See notes to financial statements
TRANSAMERICA VARIABLE INSURANCE FUND, INC.
GROWTH PORTFOLIO
Schedule of Investments -- June 30, 1998 (Unaudited)



                                                                                                         Shares or
                                                      Market                                             Principal       Market
                                          Shares       Value                                                Amount        Value




-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 94.1%
-------------------------------------------------------------------------------------------------------------------------------
AGRICULTURAL BIOTECHNOLOGY -- 2.3%
Pioneer Hi-Bred International, Inc.       37,500  $1,551,563
-------------------------------------------------------------------------------------------------------------------------------

BUSINESS SERVICES -- 10.2%
Cognizant Corporation                     40,000   2,520,000
Envoy Corporation (a)                     40,000   1,895,000
First Data Corporation                    70,000   2,331,875
-------------------------------------------------------------------------------------------------------------------------------
                                                   6,746,875
-------------------------------------------------------------------------------------------------------------------------------

CHEMICALS -- 5.2%
Minerals Technologies, Inc.               35,000   1,780,625
Monsanto Company                          30,000   1,676,250
-------------------------------------------------------------------------------------------------------------------------------
                                                   3,456,875
-------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 4.6%
Sodexho Marriott Services, Inc.          105,000   3,045,000
-------------------------------------------------------------------------------------------------------------------------------

COMPUTERS & BUSINESS EQUIPMENT -- 12.6%
Dell Computer Corporation (a)             90,000   8,353,125
-------------------------------------------------------------------------------------------------------------------------------

CONGLOMERATES -- 3.4%
Gillette Company                          40,000   2,267,500
-------------------------------------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 1.9%
Sealed Air Corporation (a)                35,000   1,286,250
-------------------------------------------------------------------------------------------------------------------------------

ELECTRONICS -- 8.2%
Applied Materials, Inc. (a)               70,000   2,065,000
Intel Corporation                         46,000   3,409,750
-------------------------------------------------------------------------------------------------------------------------------
                                                   5,474,750
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 9.1%
Charles Schwab Corporation                76,000   2,470,000
Franklin Resources, Inc.                  66,000   3,564,000
-------------------------------------------------------------------------------------------------------------------------------
                                                   6,034,000
-------------------------------------------------------------------------------------------------------------------------------

HOTELS & RESTAURANTS -- 6.4%
McDonald's Corporation                    35,000   2,415,000
Mirage Resorts, Inc.(a)                   85,000   1,811,562
-------------------------------------------------------------------------------------------------------------------------------
                                                   4,226,562
-------------------------------------------------------------------------------------------------------------------------------

LEISURE & ENTERTAINMENT -- 7.7%
Pixar, Inc. (a)                           50,000   3,018,750
The Walt Disney Company                   20,000   2,101,250
-------------------------------------------------------------------------------------------------------------------------------
                                                   5,120,000
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE OPERATIONS -- 1.8%
CCA Prison Realty Trust                   40,000  $1,225,000
-------------------------------------------------------------------------------------------------------------------------------

RETAIL -- 6.4%
Fred Meyer, Inc. (a)                     100,000   4,250,000
-------------------------------------------------------------------------------------------------------------------------------

SOFTWARE -- 10.6%
IMS Health, Inc.                          10,000     595,000
Microsoft Corporation (a)                 45,000   4,876,875
Transaction Systems Architects, Inc. (a)         40,000       1,540,000
-------------------------------------------------------------------------------------------------------------------------------
                                                   7,011,875
-------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.7%
Kansas City Southern Industries, Inc.     50,000   2,481,250
-------------------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(cost $29,122,405)                                62,530,625
-------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corporation
(cost $926,676)                           16,375     687,750

-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITY -- 7.2%
-------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank
(cost $4,804,000)
              5.00%      07/01/98     $4,804,000   4,804,000
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 102.3%
(cost $34,853,081)*                               68,022,375
LIABILITIES IN EXCESS OF
   OTHER ASSETS-- (2.3)%                          (1,532,164)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS-- 100.0%                              $66,490,211
===============================================================================================================================


(a) non-income producing security

* Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $34,040,571 and $871,277, respectively. Net unrealized appreciation for tax purposes is $33,169,294.

See notes to financial statements
TRANSAMERICA VARIABLE INSURANCE FUND, INC.
MONEY MARKET PORTFOLIO
Schedule of Investments -- June 30, 1998 (Unaudited)

                                       Principal   Amortized
                                          Amount        Cost

--------------------------------------------------------------------
COMMERCIAL PAPER -- DOMESTIC -- 76.2%
--------------------------------------------------------------------
BROKERAGE -- 3.7% Merrill Lynch & Co., Inc.
              5.530%     10/01/98       $116,000    $114,361
--------------------------------------------------------------------

CHEMICALS -- 4.1%
E. I. du Pont de Nemours and Company
              5.510%     08/21/98        125,000     124,024
--------------------------------------------------------------------

COMMERCIAL FINANCIAL SERVICES -- 7.2%
Associates Corporation of North America
              5.450%     10/22/98        110,000     108,118
General Electric Capital Corporation
              5.490%     11/23/98        113,000     110,501
--------------------------------------------------------------------
                                                     218,619
--------------------------------------------------------------------

CONSUMER FINANCIAL SERVICES -- 11.4%
Ford Motor Credit Company
              5.450%     12/03/98        117,000     114,255
Toyota Motor Credit Company
              5.510%     07/23/98        120,000     119,596
USAA Capital Corporation
              5.510%     08/04/98        115,000     114,402
--------------------------------------------------------------------
                                                     348,253
--------------------------------------------------------------------

CONSUMER PRODUCTS -- 3.3%
The Procter & Gamble Company
              5.480%     07/23/98        100,000      99,665
--------------------------------------------------------------------

DRUGS & HEALTH CARE -- 3.3%
Abbott Laboratories
              5.470%     07/08/98        100,000      99,894
--------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.6%
Duke Energy Corporation
              5.480%     07/10/98        110,000     109,849
--------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 3.7%
Emerson Electric Company
              5.450%     10/30/98        115,000     112,893
--------------------------------------------------------------------

ELECTRONICS -- 4.1% Motorola, Inc.
              5.540%     07/21/98        125,000     124,615
--------------------------------------------------------------------

FINANCE & BANKING -- 6.9% Chevron USA, Inc.
              5.490%     08/06/98        100,000      99,451
John Deere Finance Ltd.
              5.450%     11/19/98        113,000     110,588
--------------------------------------------------------------------
                                                     210,039
--------------------------------------------------------------------
--------------------------------------------------------------------

FINANCIAL SERVICES -- 3.3%
Caterpillar Financial Services
              5.360%     07/27/98       $100,000     $99,613

--------------------------------------------------------------------
FOOD & BEVERAGES -- 3.6%
Coca-Cola Company
              5.450%     08/03/98        110,000     109,450
--------------------------------------------------------------------

INSURANCE -- 3.7%
General Re Corporation
              5.520%     08/07/98        115,000     114,348
--------------------------------------------------------------------

LEISURE TIME -- 4.1%
The Walt Disney Company
              5.440%     08/25/98        125,000     123,961
--------------------------------------------------------------------

TECHNOLOGY -- 3.3%
IBM Credit Corporation
              5.440%     07/31/98        100,000      99,547
--------------------------------------------------------------------

TELECOMMUNICATIONS -- 3.6% BellSouth Telecommunications, Inc.
              5.470%     07/24/98        110,000     109,615
--------------------------------------------------------------------

TRANSPORTATION SERVICES -- 3.3% United Parcel Service of America, Inc.
              5.250%     07/30/98        100,000      99,577
---------------------------------------------------------------------

TOTAL COMMERCIAL PAPER -- DOMESTIC
(amortized cost $2,318,323)                        2,318,323
---------------------------------------------------------------------
COMMERCIAL PAPER -- FOREIGN -- 7.1%
---------------------------------------------------------------------
BANKING -- 3.6%
Toronto Dominion Holdings
              5.500%     08/10/98        110,000     109,328
---------------------------------------------------------------------

FINANCIAL SERVICES -- 3.5% Canadian Imperial Holdings, Inc.
              5.540%     07/27/98        105,000     105,000
-------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER -- FOREIGN
(amortized cost $214,328)                            214,328
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 15.6%
-------------------------------------------------------------------------------
State Street Bank and Trust  Company  4.75%,  due 07/01/98,(collateralized by
   $415,000 par value U.S. Treasury Bond, 7.25%, due 05/15/16, with a value of
   $487,560, cost $476,000)              476,000     476,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.9%
(amortized cost $3,008,651)                        3,008,651
OTHER ASSETS LESS LIABILITIES-- 1.1%                  34,297
-------------------------------------------------------------------------------

NET ASSETS-- 100.0%                              $ 3,042,948
===============================================================================


See notes to financial statements
TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Statements of Assets and Liabilities
June 30, 1998 (Unaudited)

                                                                                      Growth            Money Market
                                                                                      Portfolio            Portfolio
ASSETS
Investments, at cost                                                                $  34,853,081         $   3,008,651
                                                                                    =============         =============

Investments at value                                                                $  68,022,375         $   3,008,651
Cash                                                                                        1,342                   685
Receivables:
     Fund shares sold                                                                     195,231                50,064
     Dividends and interest                                                                33,638                 1,178
     Due from Administrator                                                                 8,793                 4,680
                                                                                    -------------         -------------
                                                                                       68,261,379             3,065,258
                                                                                    -------------         -------------

LIABILITIES
Payables:
     Securities purchased                                                               1,686,451                     -
     Advisory fee payable                                                                  38,092                   683
     Audit fee payable                                                                     12,172                 7,507
     Custody fee payable                                                                    9,702                 5,920
Other accrued expenses                                                                     24,751                 8,200
                                                                                    -------------         -------------
                                                                                        1,771,168                22,310
                                                                                    -------------         -------------
TOTAL NET ASSETS                                                                    $  66,490,211         $   3,042,948
                                                                                    =============         =============

NET ASSETS CONSIST OF:
Paid in capital                                                                     $  27,036,656         $   3,042,948
Undistributed net investment income (loss)                                                (77,892)                    -
Accumulated net realized gain on investments                                            6,362,153                     -
Net unrealized appreciation of investments                                             33,169,294                     -
                                                                                    -------------         -------------
TOTAL NET ASSETS                                                                    $  66,490,211         $   3,042,948
                                                                                    =============         =============

Shares outstanding                                                                       3,634,469
3,042,948
Net asset value per share                                                           $         18.29                   $
                                                                                    ======================            =
          1.00





TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Statements of Operations
For the period ended June 30, 1998 (Unaudited)
                                                                                      Growth              Money Market
                                                                                      Portfolio             Portfolio*
INVESTMENT INCOME
Interest income                                                                     $      55,903         $      57,257
Dividend income                                                                           100,663                     -
                                                                                    -------------         -------------
                                                                                          156,566                57,257
                                                                                    -------------         -------------

EXPENSES
Investment Adviser fee                                                                    206,876                 3,680
Custodian fees                                                                             20,284                11,641
Administration fees                                                                        21,358                 1,232
Audit fees                                                                                 12,149                 7,507
Transfer Agent fees                                                                         8,420                 8,420
Printing expenses                                                                           1,001                 1,000
Other                                                                                         987                   233
                                                                                    -------------         -------------
Operating expenses before fee waiver                                                      271,075                33,713
Fees waived and expenses reimbursed                                                       (36,617)              (27,406)
                                                                                    --------------        --------------
                                                                                          234,458                 6,307
                                                                                    -------------         -------------
NET INVESTMENT INCOME (LOSS)                                                              (77,892)               50,950
                                                                                    --------------        -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                                        4,907,740                     -
Net change in unrealized appreciation of investments                                    6,593,725                     -
                                                                                    -------------         -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                        11,501,465                     -
                                                                                    -------------         -------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  $  11,423,573         $      50,950
                                                                                    =============         =============




* Commenced operations on January 2, 1998.




TRANSAMERICA VARIABLE INSURANCE FUND, INC.
GROWTH PORTFOLIO
Statements of Changes in Net Assets

                                                                                    Period ended
                                                                                      June 30,              Year ended
                                                                                        1998                December 31,
                                                                                     (Unaudited)                1997
INCREASE IN NET ASSETS
From operations:
   Net investment loss                                                              $     (77,892)        $     (161,554)
    Net realized gain on investments                                                    4,907,740             5,194,303
     Net change in unrealized appreciation of investments                               6,593,725             9,864,234
                                                                                    -------------         -------------
Net increase in net assets resulting from operations                                   11,423,573            14,896,983

Dividends and distributions to shareholders from:
     Net realized gains                                                                         -            (3,656,425)

Net fund share transactions (Note 3)                                                    8,688,231             2,899,412
                                                                                    -------------         -------------

Increase in net assets                                                                 20,111,804            14,139,970

NET ASSETS
Beginning of period                                                                    46,378,407            32,238,437
                                                                                    -------------         -------------
End of period (1)                                                                   $  66,490,211         $  46,378,407
                                                                                    =============         =============

(1) Includes accumulated net investment loss of                                     $       (77,892)      $     (195,061)
                                                                                    ================      ===============









See notes to financial statement
TRANSAMERICA VARIABLE INSURANCE FUND, INC.
MONEY MARKET PORTFOLIO
Statements of Changes in Net Assets

                                                                                    Period ended
                                                                                      June 30,
                                                                                        1998*
                                                                                     (Unaudited)
INCREASE IN NET ASSETS
From operations:
   Net investment Income                                                            $      50,950
    Net realized gain on investments                                                            -
     Net change in unrealized appreciation of investments                                       -
Net increase in net assets resulting from operations                                       50,950

Dividends and distributions to shareholders from:
     Net investment income                                                                (50,950)
Net fund share transactions (Note 3)                                                    3,041,948
                                                                                    -------------

Increase in net assets                                                                  3,041,948

NET ASSETS
Beginning of period                                                                         1,000
                                                                                    -------------
End of period                                                                       $   3,042,948
                                                                                    =============


* The Portfolio commenced operations January 2, 1998.


TRANSAMERICA VARIABLE INSURANCE FUND, INC.
GROWTH PORTFOLIO
Financial Highlights



Selected data for a share outstanding throughout each period are as follows*


                                           Period ended
                                          June 30, 1998
                                           (Unaudited)                   Year ended December 31,
                                                         --------------------------------------------------------------
                                          ---------------
                                               1998           1997            1996           1995            1994
                                               ----           ----            ----           ----            ----
Net Asset Value, beginning of period      $    14.750    $    10.930     $    8.582     $    5.615      $    5.239
                                          -----------------------------------------------------------------------------

Investment Operations
Net investment income (loss)                   (0.021)        (0.050)        (0.065)        (0.069)         (0.042)
Net realized and unrealized gain                3.565          5.130          2.413          3.036           0.418
                                                         --------------------------------------------------------------
                                          ---------------
Total from investment operations        ........3.544          5.080          2.348          2.967           0.376

Distributions to Shareholders from:
Net realized gains                              -            (1.260)           -               -              -
                                          -----------------------------------------------------------------------------
Total distributions                             -            (1.260)           -               -              -
                                          -----------------------------------------------------------------------------

Net Asset Value, end of period            $    18.294    $    14.750     $   10.930     $    8.582      $    5.615
                                                         ==============================================================
                                          ===============

Total Return (a)                              24.00%         46.50%          27.36%         52.84%          7.19%
                                          =============================================================================

Ratios and Supplemental Data:
Expenses to average net assets (1)(3)         0.85%           0.85%          1.27%           1.41%          1.43%
Net investment income (loss)
     to average net assets (2)(3)            (0.28%)         (0.39%)        (0.68%)         (0.94%)        (0.80%)
Portfolio turnover rate                        20.80%         20.54%          34.58%        18.11%      30.84%
Net Assets, end of period (in
   thousands)                                $66,490         $46,378        $32,238     $25,738         $17,267




*Prior to November 1, 1996, activity represents accumulated unit values of the Separate Account which have been converted to share values for presentation purposes.

(a)     Total return is not annualized for periods less than one year.

(1) If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 0.98% for the period ended June 30, 1998 and 0.98% and 1.34% for the years ended December 31, 1997 and 1996, respectively.
(2) If the Investment Adviser had not waived expenses, the ratio of net investment loss to average net assets would have been (0.42%) for the period ended June 30, 1998 and (0.52%) and (0.75%) for the years ended December 31, 1997 and 1996, respectively.
(3) Annualized.

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
MONEY MARKET PORTFOLIO
Financial Highlights



Selected data for a share outstanding throughout each period are as follows*

                                          Period ended
                                           June 30, 1998*
                                            (Unaudited)
                                          -----------------
Net Asset Value, beginning of period      $    1.000
                                          -----------------

Investment Operations
Net investment income                          0.024
                                          -----------------
Total from investment operations        .......0.024
                                          -----------------

Distributions to Shareholders from:
Net investment income                         (0.024)
                                          -----------------
Total distributions                           (0.024)
                                          -----------------

Net Asset Value, end of period            $    1.000
                                          =================

Total Return (a)                               2.41%
                                          =================

Ratios and Supplemental Data:
Expenses to average net assets (1)(3)          0.60%
Net investment income (loss)
     to average net assets (2)(3)              4.84%
Net Assets, end of period (in
   thousands)                                  $3,043







*  The Portfolio commenced operations January 2, 1998.

(a)     Total return is not annualized for periods less than one year

(1) If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 3.20% for the period ended June 30, 1998.
(2) If the Investment Adviser had not waived expenses, the ratio of net investment income to average net assets would have been 2.23% for the period ended June 30, 1998.
(3) Annualized.

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Notes to Financial Statements
June 30, 1998 (Unaudited)

1.   Organization and Summary of Significant Accounting Policies
Transamerica Variable Insurance Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Fund currently consists of two investment portfolios, the Growth Portfolio and the Money Market Portfolio (the "Portfolios"). The Growth Portfolio's investment objective is long-term capital growth and the Money Market Portfolio's investment objective is to maximize current income. The Money Market Portfolio commenced operations on January 2, 1998.

The Fund was established as a Maryland Corporation on June 23, 1995, as the successor to Transamerica Occidental's Separate Account Fund C (the "Separate Account") which was organized as an open-end diversified management investment company. On November 1, 1996, all investments held by the Separate Account with a fair value of $29,567,077 and a cost basis of $15,661,836 were transferred to the Growth Portfolio of the Fund. In exchange for these investments, the Separate Account received all of the outstanding shares (2,956,116) of the Fund. This transaction was accounted for in a manner similar to a pooling of interests. Thereafter, the Separate Account's only investment is an investment in the Fund.

As the Fund is treated as the successor to the Separate Account, all activity prior to November 1, 1996 incorporates activity of the Separate Account. Effective October 31, 1996, the net asset value of the Fund was re-priced at $10 per unit. All previous accumulation unit values of the Separate Account have been restated for presentation purposes to account for this change.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(A) Valuation of Securities - Equity securities traded on a national exchange, NASDAQ and over-the-counter securities are valued at the last sale price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures established by the Fund's Board of Directors. Debt securities with a maturity of 60 days or less, and all investments in the Money Market Portfolio are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements - The Portfolios may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when the Portfolios purchase an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. If the seller is unable to make a timely repurchase, the Portfolio's expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral.

(C) Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded daily on an accrual basis. Realized gains and losses on investments are determined using the identified cost method for both financial statement and Federal income tax purposes. The aggregate cost of securities purchased (excluding short-term investments) and proceeds from sales for the Growth Portfolio were $19,429,894 and $12,335,853 respectively, for the six months ended June 30, 1998.

(D) Dividends and Distributions - The Growth Portfolio distributes substantially all of its net investment income and capital gains, if any, in the form of dividends to its shareholders. The Growth Portfolio declares its dividends and capital gain distributions at least annually. The Money Market Portfolio declares dividends and capital gains distributions on a monthly basis. Although the Fund pays dividends monthly dividends are determined daily.

(E) Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Notes to Financial Statements
June 30, 1998 (Unaudited)

 (F) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

2.    Investment Advisory Fees and Other Transactions With Affiliates
The Fund has entered into an Investment Advisory Agreement with Transamerica Occidental Life Insurance Company ("the "Adviser"), a wholly owned subsidiary of Transamerica Insurance Corporation of California, which in turn is a wholly owned subsidiary of Transamerica Corporation. For its services to the Growth Portfolio and the Money Market Portfolio, the Adviser receives an annual advisory fee of 0.75% and 0.35%, respectively, of the average daily net assets of the Portfolio. The Adviser, at its discretion, has agreed to waive its fee and assume any other operating expenses (other than certain extraordinary or non-recurring expenses) of the Growth and Money Market Portfolios which exceed 0.85% and 0.60%, respectively, of the average daily net assets of the Portfolios.

The Adviser has contracted with Transamerica Investment Services, Inc., a wholly-owned subsidiary of Transamerica Corporation to provide investment advice to the Portfolios. Transamerica Investment Services receives its fee directly from the Adviser, and receives no compensation from the Portfolios.

Certain directors and officers of the Fund are also directors and officers of the Adviser, the Separate Account, Transamerica Investment Services, and other affiliated Transamerica entities, however they receive no compensation from the Fund.

3.   Capital Stock Transactions
The Fund has one billion shares of $0.001 par value stock authorized. As of June 30, 1998, the Growth Portfolio was authorized to issue two hundred million shares.

                              Period ended June 30,
                                                           1998                      Year ended December 31,
                                                        (Unaudited)                            1997
    Growth Portfolio                             Shares            Amount           Shares            Amount
    ---------------------------------------- ---------------- ----------------- ---------------- ------------------
    Capital stock sold                               655,584    $ 11,556,897                          $         -
                                                                                -
    Capital stock issued upon
         reinvestment of dividends and
         distributions                                                                                   3,656,425
                                             -                -                 247,983
    Capital stock redeemed                         (165,328)
                                                              (2,868,666)       (53,456)         (757,013)
    ---------------------------------------- ---------------- ----------------- ---------------- ------------------
    Net increase (decrease)                          490,256     $  8,688,231                          $ 2,899,412
                                                                                194,437
    ---------------------------------------- ---------------- ----------------- ---------------- ------------------

As of June 30, 1998, the Money Market Portfolio was authorized to issue two hundred million shares.

                              Period ended June 30,
                                                           1998*
                                   (Unaudited)
    Money Market Portfolio                       Shares            Amount
    ---------------------------------------- ---------------- -----------------
    Capital stock sold                           3,068,725      $ 3,068,725
    Capital stock issued upon
         reinvestment of dividends and
         distributions                                50,948            50,948
    Capital stock redeemed
                                             (77,725)         (77,725)
    ---------------------------------------- ---------------- -----------------
    Net increase (decrease)                       3,041,948     $  3,041,948
    ---------------------------------------- ---------------- -----------------

* Portfolio commenced operations January 2, 1998.


Transamerica Variable Insurance Fund, Inc.
Semi-Annual Report
June 30, 1998

Growth Portfolio
Portfolio Manager: Jeffrey S. Van Harte
The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. continued its excellent performance in the first half of 1998. The Portfolio generated a total return of 24.00% for the six months ended June 30, 1998 versus the S&P 500's return of 17.71%. Leading technology names like Dell Computer and Microsoft contributed to the Portfolio's performance. New additions to the Portfolio such as IMS Health and Sodexho Marriott Services also helped bolster the Portfolio's returns.

At the beginning of the year, we expected more temperate results from the stock market based on weakening Asian economies and unsustainability of 20% plus stock market returns. Asia continues to be a problem because of overcapacity and weakening currencies. The stock market's recent correction reflects not only the Asian dilemma but also some pullback from the strong first half performance. The market is most likely discounting slower economic and profit growth. In our view, this correction is short-term and not out of the ordinary.

Our long-term outlook is still positive given the tremendous demand for savings and investment products and the increasing importance of technology investment to the economy. The Portfolio continues with its positions in leading financial services firms as well as the leading technology companies that control industry standards. Additional stock selection has focused on companies that have a unique position in their respective industries such as IMS Health, the leading provider of health care information to large pharmaceutical companies and Sodexho Marriott Services, the leading contract food service and facilities management company in North America.